Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations
Business Combinations

Section D — Invested Capital

This section highlights the non-current assets including investments that form the basis of our operating activities. Additions in invested capital include separate asset acquisitions or business combinations. Further, we disclose information about purchase obligations and capital contributions.

(D.1) Business Combinations

Accounting Policies, Judgments, and Estimates

We decide for each business combination whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. We classify costs related to executing business combinations as general and administration expense.

In our accounting for business combinations, judgment is required in determining whether an intangible asset is identifiable, and should be recorded separately from goodwill. Additionally, estimating the acquisition-date fair values of the identifiable assets acquired and liabilities assumed involves considerable judgment. The necessary measurements are based on information available on the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management. These judgments, estimates, and assumptions can materially affect our financial position and profit for several reasons, including the following:

–   Fair values assigned to assets subject to depreciation and amortization affect the amounts of depreciation and amortization to be recorded in operating profit in the periods following the acquisition.

–   Subsequent negative changes in the estimated fair values of assets may result in additional expense from impairment charges.

–   Subsequent changes in the estimated fair values of liabilities and provisions may result in additional expense (if increasing the estimated fair value) or additional income (if decreasing the estimated fair value).

We acquire businesses in specific areas of strategic interest to us, particularly to broaden our product and service portfolio.

In 2018, we concluded several business combinations, with the Callidus Software Inc. (“Callidus”) acquisition being the only material transaction.

Prior-year acquisitions are described in the Notes to the 2017 Consolidated Financial Statements,  Note (4).

Acquisition of Callidus

On April 5, 2018, following satisfaction of applicable regulatory and other approvals, we acquired 100% of the shares of Callidus (NDSQ: CALD), a leading provider of customer relationship management (CRM) solutions. SAP paid US$36 per share, representing consideration transferred in cash of approximately US$2.4 billion. The acquisition aims to accelerate and strengthen SAP’s position and solution offerings in the Sales Performance Management (SPM) and configure-price-quote (CPQ) spaces.

Callidus Acquisition: Consideration Transferred

€ millions
Cash paid	1,957
Liabilities incurred	47
Total consideration transferred	2,004

The liabilities incurred relate to the earned portion of unvested share-based payment awards. These liabilities were incurred by replacing, upon acquisition, equity-settled share-based payment awards held by employees of Callidus with cash-settled share-based payment awards, which are subject to forfeiture. The respective liabilities represent the portion of the replacement awards that relates to pre-acquisition services provided by the acquiree’s employees and were measured at the fair value determined under IFRS 2.

The initial accounting for the Callidus business combination is incomplete because we are still obtaining some information necessary to identify and measure tax-related assets and liabilities. Accordingly, the amounts recognized in our financial statements for these items are provisional as at December 31, 2018.

Measurement period adjustments recorded in 2018 (which were not material) mostly relate to intangible assets (finalization of the fair value calculation) and tax-related assets and liabilities (deferred taxes from investments in subsidiaries and unused tax losses, and so on).

The following table summarizes the preliminary values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Callidus, as at the acquisition date:

Callidus Acquisition: Recognized Assets and Liabilities

€ millions
Cash and cash equivalents	63
Other financial assets	64
Trade and other receivables	32
Other non-financial assets	11
Property, plant, and equipment	26
Intangible assets	515
Thereof acquired technology	121
Thereof customer relationship and other intangibles	390
Thereof software and database licenses	4
Total identifiable assets	711
Trade and other payables	55
Current and deferred tax liabilities	65
Provisions and other non-financial liabilities	15
Contract liabilities/deferred income	55
Total identifiable liabilities	190
Total identifiable net assets	521
Goodwill	1,483
Total consideration transferred	2,004

The goodwill arising from our acquisitions consists largely of synergies and the know-how and technical skills of the acquired businesses’ workforces.

For the Callidus acquisition, we expect synergies particularly in the following areas:

   Cross-selling opportunities of Callidus products to existing SAP customers across all regions, using SAP’s sales organization

   Integrating Callidus products into SAP C/4 HANA to strengthen SAP’s customer experience suite of solutions

   Improved profitability in Callidus sales and operations

We have allocated the Callidus goodwill and intangibles to the newly established Customer Experience segment. For more information about our segments and about the changes in our segment structure, see Note (C.1).

Impact of the Business Combination on Our Financial Statements

The amounts of revenue and profit or loss of the Callidus business acquired in 2018 since the acquisition date are included in the consolidated income statements for the reporting period as follows:

Callidus Acquisition: Impact on SAP’s Financials

€ millions	2018	Contribution of
	as Reported	Callidus
Revenue	24,708	180
Profit after tax	4,088	-60

Had Callidus been consolidated as at January 1, 2018, our estimated pro forma revenue for the reporting period would have been €24,766 million, and pro forma profit after tax would have been €4,071 million.

These amounts were calculated after applying SAP’s accounting policies and after adjusting the results for Callidus to reflect significant effects from, for example:

      Additional depreciation and amortization that would have been charged assuming the fair value adjustment to property, plant, and equipment, and to intangible assets had been applied from January 1, 2018

      The impact of fair value adjustments on contract liabilities/deferred income on a cumulative basis

      The borrowing costs on the funding levels and debt/equity position of SAP after the business combination

      Employee benefits, such as share-based compensation

      Transaction expenses incurred as part of the acquisition

      Related income taxes

These pro forma numbers have been prepared for comparative purposes only. The pro forma revenue and profit numbers are not necessarily indicative either of the results of operations that would have actually occurred had the acquisition been in effect at the beginning of the respective period, or of future results.